SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Net income for the period	$ 5,617	$ 599
Basic weighted average number of shares outstanding	140,863,392	130,027,962
Effect of dilutive share options, warrants, and RSUs	6,963,858	2,994,709
Diluted weighted average number of shares outstanding	147,827,215	133,022,671
Basic and diluted earnings per share	$ 0.04	$ 0.00